Selling and distribution expenses - Summary of Selling and Distribution Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about selling and distribution expenses [Line Items]
Amortization of customer relationships	€ 3,635	€ 3,691
Depreciation of right-of-use assets	8,537	6,710	€ 3,408
Selling and distribution Expenses
Disclosure of detailed information about selling and distribution expenses [Line Items]
Employee benefits expenses	1,236	1,650	1,898
Amortization of customer relationships	395	231	0
Depreciation of right-of-use assets	114	148	92
Marketing and communication costs	765	478	421
Housing and facility costs	39	48	60
Travelling costs	54	32	1
Total	€ 2,603	€ 2,587	€ 2,472